Note 15 - Earnings Per Share	9 Months Ended	12 Months Ended
	Mar. 31, 2019	Jun. 30, 2018
Notes to Financial Statements
Earnings Per Share [Text Block]
Note
5
– Earnings Per Share

Basic earnings per share is the amount of earnings available to each share of common stock outstanding during the reporting period and is equal to net income divided by the weighted average number of shares outstanding during the period.  Diluted earnings per share is the amount of earnings available to each share of common stock outstanding during the reporting period adjusted to include the effect of potentially dilutive common shares that may
be issued upon the vesting of restricted stock awards. There were
7,121
and
999
shares of restricted stock that were anti-dilutive for the
three
-and
nine
-month periods ended
March 31, 2019,
respectively. There were
1,805
and
1,976
shares of restricted stock that were anti-dilutive for the
three
-and
nine
-month periods ended
March 31, 2018,
respectively. The following table details the calculation of basic and diluted earnings per share:

	For the Three Months Ended March 31,		For the Nine Months Ended March 31,
	2019	2018	2019	2018
Basic:
Net income available to common shareholders	$1,035	$913	$4,557	$2,499
Weighted average common shares outstanding	2,730,376	2,727,837	2,730,887	2,726,538
Basic income per share	$0.38	$0.33	$1.67	$0.92

Diluted:
Net income available to common shareholders	$1,035	$913	$4,557	$2,499
Weighted average common shares outstanding	2,730,429	2,727,837	2,730,850	2,726,538
Dilutive effect of restricted stock	—	—	—	—
Total common shares and dilutive potential common shares	2,730,429	2,727,837	2,730,850	2,726,538
Dilutive income per share	$0.38	$0.33	$1.67	$0.92

NOTE
15–EARNINGS
PER SHARE

Basic earnings per share is the amount of earnings available to each share of common stock outstanding during the reporting period and is equal to net income divided by the weighted average number of shares outstanding during the period.  Diluted earnings per share is the amount of earnings available to each share of common stock outstanding during the reporting period adjusted to include the effect of potentially dilutive common shares that may
be issued upon the vesting of restricted stock awards.  There were
1,828
shares of restricted stock that were anti-dilutive for the year ending
June 30, 2018.
There were
no
equity instruments that were anti-dilutive for the year ending
June 30, 2017.
The following table details the calculation of basic and diluted earnings per share:

	For the year Ended June 30,
	2018	2017
Basic:
Net income available to common shareholders	$3,581	$2,994
Weighted average common shares outstanding	2,726,926	2,724,293
Basic income per share	$1.31	$1.10

Diluted:
Net income available to common shareholders	$3,581	$2,994
Weighted average common shares outstanding	2,726,926	2,724,293
Dilutive effect of restricted stock	—	32
Total common shares and dilutive potential common shares	2,726,926	2,724,325
Dilutive income per share	$1.31	$1.10